UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement |_| adds new holding
                                   entries.

Institutional Manager Filing this Report:

Name: H Partners Management, LLC

Address:  888 Seventh Avenue, 29th Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lloyd Blumberg
Title:  Chief Operating Officer
Phone:  (212) 265-4200


Signature, Place and Date of Signing:

 /s/  Lloyd Blumberg           New York, New York            February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $207,747
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.         Form 13F File Number          Name

1           028-13041                     H Partners, LP

                                                 FORM 13F INFORMATION TABLE



COLUMN 1                   COLUMN  2             COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8

                                                              VALUE        SHRS OR  SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP       (X$1000)      PRN AMT  PRN CALL  DISCRETION   MNGRS    SOLE SHARED NONE
ASPENBIO PHARMA INC             COM              045346103     1,218     700,000    SH        DEFINED      1         700,000
BOYD GAMING CORP                COM              103304101    20,758   2,480,000    SH        DEFINED      1       2,480,000
CIT GROUP INC                   COM NEW          125581801     3,677     133,172    SH        DEFINED      1         133,172
FBR CAPITAL MARKETS CORP        COM              30247C301     8,141   1,317,383    SH        DEFINED      1       1,317,383
FOSTER WHEELER AG               COM              H27178104     5,888     200,000    SH        DEFINED      1         200,000
GOLAR LNG LTD BERMUDA           SHS              G9456A100       835      65,100    SH        DEFINED      1          65,100
GRACE W R & CO DEL NEW          COM              38388F108    12,675     500,000    SH        DEFINED      1         500,000
KEY ENERGY SVCS INC             COM              492914106    17,580   2,000,000    SH        DEFINED      1       2,000,000
LEAP WIRELESS INTL INC          COM NEW          521863308    65,813   3,750,000    SH        DEFINED      1       3,750,000
METROPCS COMMUNICATIONS INC     COM              591708102    41,965   5,500,000    SH        DEFINED      1       5,500,000
OWENS ILL INC                   COM NEW          690768403     9,861     300,000    SH        DEFINED      1         300,000
SPRINT NEXTEL CORP              COM SER 1        852061100     3,660   1,000,000    SH        DEFINED      1       1,000,000
SPRINT NEXTEL CORP              COM SER 1        852061100     3,660   1,000,000    SH  CALL  DEFINED      1       1,000,000
TRICO MARINE SERVICES INC       NOTE 3.000% 1/1  896106AQ4     6,250  10,000,000    PRN       DEFINED      1      10,000,000
TRICO MARINE SERVICES INC       COM NEW          896106200     5,766   1,270,000    SH        DEFINED      1       1,270,000



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